Document and Entity Information	6 Months Ended
Jun. 30, 2012
Document and Entity Information [Abstract]
Entity Registrant Name	Teekay Offshore Partners L.P.
Entity Central Index Key	0001382298
Document Type	6-K
Document Period End Date	Jun. 30, 2012
Amendment Flag	false
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	Q2
Current Fiscal Year End Date	--12-31